Note 43 Insurance And Reinsurance Contracts In Income And Expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [2]
Insurance and reinsurance contracts in income and expense [Line Items]
Income arising from insurance contracts	[1]	€ 3,720	€ 3,081	€ 2,622
Expense arising from insurance contracts		(2,238)	(1,821)	(1,547)
Net income arising from insurance contracts		€ 1,482	€ 1,261	€ 1,075

[1]
(2) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).